Financial Information of Company's VIEs and VIEs' Subsidiaries (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Oct. 01, 2018	Sep. 30, 2016
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 67,977	$ 30,826
Prepayment and other current assets	26,732	17,054
Total current assets	168,689	127,876
Total assets	355,350	328,925	$ 224,551
Deferred revenue – current portion	94,202	78,194		$ 80,560
Total current liabilities	182,905	194,440
Deferred revenue – non-current portion	33,564
Total non-current liabilities	48,699	24,720
Total liabilities	231,604	219,160
Total equity	123,746	109,765	72,812		$ 56,472
Net cash provided by operating activities	81,795	50,094	37,731
Net cash used in investing activities	(25,058)	(55,497)	(45,468)
Net cash used in financing activities	(24,219)	(3,302)	33,295
Consolidated VIE
Variable Interest Entity [Line Items]
Cash and cash equivalents	39,919	20,477
Prepayment and other current assets	24,533	13,365
Total current assets	192,471	132,527
Total assets	314,943	258,535
Deferred revenue – current portion	93,364	77,299
Total current liabilities	137,478	130,976
Deferred revenue – non-current portion	33,564
Total non-current liabilities	36,004
Total liabilities	173,483	130,976
Total equity	141,460	127,559
Net revenues	183,893	151,146	114,371
Net income	36,393	29,532	31,379
Net cash provided by operating activities	41,568	44,054	22,100
Net cash used in investing activities	(20,517)	(44,414)	(31,403)
Net cash used in financing activities		(5,706)	(5,506)
Effects of exchange rate changes	$ (1,609)	$ (555)	$ (5,435)